Schedule of Investments (unaudited)
December 31, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(a)	56,012	$ 33,289,052
BWX Technologies, Inc.	70,821	7,888,751
Curtiss-Wright Corp.	29,041	10,305,780
General Electric Co.	343,762	57,336,064
Hexcel Corp.	30,990	1,943,073
Howmet Aerospace, Inc.	313,920	34,333,430
RTX Corp.	586,443	67,863,184
TransDigm Group, Inc.	43,507	55,135,551
Woodward, Inc.	46,183	7,685,775
		275,780,660
Automobile Components — 0.0%
Gentex Corp.	71,839	2,063,935
Automobiles — 4.1%
Tesla, Inc.(a)	2,159,171	871,959,617
Banks — 1.6%
Commerce Bancshares, Inc.	54,326	3,385,053
Cullen/Frost Bankers, Inc.	34,725	4,661,831
East West Bancorp, Inc.	108,089	10,350,603
First Financial Bankshares, Inc.	54,772	1,974,531
Glacier Bancorp, Inc.	38,975	1,957,324
Home BancShares, Inc.	57,830	1,636,589
International Bancshares Corp.	29,196	1,844,019
JPMorgan Chase & Co.	1,241,505	297,601,164
Pinnacle Financial Partners, Inc.	38,273	4,378,048
Synovus Financial Corp.	55,628	2,849,822
UMB Financial Corp.	20,202	2,279,998
Western Alliance Bancorp	84,557	7,063,892
Wintrust Financial Corp.	27,567	3,437,881
Zions Bancorp N.A.	46,077	2,499,677
		345,920,432
Beverages — 0.1%
Celsius Holdings, Inc.(a)(b)	77,871	2,051,122
Coca-Cola Consolidated, Inc.	4,498	5,667,435
Monster Beverage Corp.(a)	237,320	12,473,539
		20,192,096
Biotechnology — 1.4%
AbbVie, Inc.	573,981	101,996,424
Amgen, Inc.	178,876	46,622,241
Arrowhead Pharmaceuticals, Inc.(a)	38,572	725,154
Cytokinetics, Inc.(a)	45,651	2,147,423
Exelixis, Inc.(a)	221,200	7,365,960
Halozyme Therapeutics, Inc.(a)	98,831	4,725,110
Incyte Corp.(a)	74,164	5,122,507
Neurocrine Biosciences, Inc.(a)	78,385	10,699,552
Roivant Sciences Ltd.(a)	330,140	3,905,556
Sarepta Therapeutics, Inc.(a)	73,831	8,977,111
United Therapeutics Corp.(a)	34,489	12,169,099
Vertex Pharmaceuticals, Inc.(a)	198,881	80,089,379
		284,545,516
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	4,196,760	920,727,176
eBay, Inc.	248,643	15,403,434
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	28,120	3,085,608
		939,216,218
Building Products — 0.7%
AAON, Inc.	51,912	6,109,004
Advanced Drainage Systems, Inc.	26,342	3,045,135
Allegion PLC	35,418	4,628,424
Security	Shares	Value
Building Products (continued)
Builders FirstSource, Inc.(a)(b)	46,543	$ 6,652,391
Carlisle Cos., Inc.	35,025	12,918,621
Carrier Global Corp.(b)	310,319	21,182,375
Lennox International, Inc.	24,699	15,049,101
Masco Corp.	69,008	5,007,911
Owens Corning	66,908	11,395,771
Simpson Manufacturing Co., Inc.	21,509	3,566,837
Trane Technologies PLC	173,833	64,205,218
Trex Co., Inc.(a)	40,261	2,779,217
		156,540,005
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	9,875	1,826,085
Ameriprise Financial, Inc.	75,007	39,935,977
Bank of New York Mellon Corp. (The)	303,832	23,343,413
Carlyle Group, Inc. (The)	63,196	3,190,766
Evercore, Inc., Class A	27,450	7,608,866
FactSet Research Systems, Inc.	13,605	6,534,209
Federated Hermes, Inc., Class B	40,994	1,685,263
Hamilton Lane, Inc., Class A	32,326	4,785,864
Houlihan Lokey, Inc., Class A	43,545	7,562,025
Interactive Brokers Group, Inc., Class A	85,220	15,055,817
Intercontinental Exchange, Inc.	232,677	34,671,200
Janus Henderson Group PLC	51,127	2,174,431
Jefferies Financial Group, Inc.	71,393	5,597,211
KKR & Co., Inc., Class A	230,161	34,043,114
Moody’s Corp.	63,354	29,989,883
Morgan Stanley	435,064	54,696,246
Morningstar, Inc.	21,024	7,080,042
MSCI, Inc., Class A	60,640	36,384,607
Nasdaq, Inc.	134,842	10,424,635
Raymond James Financial, Inc.	89,350	13,878,736
S&P Global, Inc.	116,045	57,793,891
SEI Investments Co.	46,464	3,832,351
Stifel Financial Corp.	59,953	6,359,814
		408,454,446
Chemicals — 0.3%
Axalta Coating Systems Ltd.(a)	92,811	3,175,992
Cabot Corp.	24,743	2,259,283
Ecolab, Inc.	95,642	22,410,834
NewMarket Corp.	2,791	1,474,625
RPM International, Inc.	56,487	6,951,290
Scotts Miracle-Gro Co. (The)	13,626	903,949
Sherwin-Williams Co. (The)	101,967	34,661,642
		71,837,615
Commercial Services & Supplies — 0.9%
Brink’s Co. (The)	17,786	1,650,007
Cintas Corp.	263,751	48,187,308
Clean Harbors, Inc.(a)	39,745	9,146,914
Copart, Inc.(a)(b)	677,152	38,861,753
MSA Safety, Inc.	15,503	2,569,932
RB Global, Inc.	142,991	12,899,218
Republic Services, Inc.	157,228	31,631,129
Rollins, Inc.	123,532	5,725,708
Tetra Tech, Inc.	207,196	8,254,689
Veralto Corp.	91,174	9,286,072
Waste Management, Inc.	149,926	30,253,568
		198,466,298
Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	798,529	88,261,410
Ciena Corp.(a)	67,362	5,712,971
F5, Inc.(a)	20,659	5,195,119

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Lumentum Holdings, Inc.(a)	33,703	$ 2,829,367
Motorola Solutions, Inc.	129,277	59,755,708
		161,754,575
Construction & Engineering — 0.4%
AECOM	55,434	5,921,460
Comfort Systems U.S.A., Inc.	27,376	11,609,066
EMCOR Group, Inc.	35,651	16,181,989
MasTec, Inc.(a)	47,555	6,474,138
Quanta Services, Inc.	114,049	36,045,186
Valmont Industries, Inc.	11,228	3,443,291
		79,675,130
Construction Materials — 0.2%
Eagle Materials, Inc.(b)	25,955	6,404,656
Knife River Corp.(a)	43,673	4,438,924
Martin Marietta Materials, Inc.	24,643	12,728,109
Vulcan Materials Co.	63,545	16,345,680
		39,917,369
Consumer Finance — 0.9%
American Express Co.	431,788	128,150,360
Discover Financial Services	194,477	33,689,251
FirstCash Holdings, Inc.	21,036	2,179,330
SLM Corp.	164,945	4,549,183
Synchrony Financial	305,773	19,875,245
		188,443,369
Consumer Staples Distribution & Retail — 2.6%
BJ’s Wholesale Club Holdings, Inc.(a)	48,023	4,290,855
Casey’s General Stores, Inc.	19,996	7,923,015
Costco Wholesale Corp.	342,190	313,538,431
Sprouts Farmers Market, Inc.(a)	77,154	9,803,959
Walmart, Inc.	2,249,025	203,199,409
		538,755,669
Containers & Packaging — 0.1%
AptarGroup, Inc.	27,841	4,373,821
Graphic Packaging Holding Co.	93,024	2,526,532
Packaging Corp. of America	34,323	7,727,137
		14,627,490
Diversified Consumer Services — 0.1%
Duolingo, Inc., Class A(a)	29,291	9,497,021
Grand Canyon Education, Inc.(a)	21,976	3,599,669
H&R Block, Inc.	106,368	5,620,485
Service Corp. International	69,283	5,530,169
		24,247,344
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	43,120	1,251,342
Electric Utilities — 0.7%
Constellation Energy Corp.	241,768	54,085,919
IDACORP, Inc.	17,044	1,862,569
NextEra Energy, Inc.	1,064,652	76,324,902
NRG Energy, Inc.	156,527	14,121,866
PPL Corp.	300,770	9,762,994
		156,158,250
Electrical Equipment — 1.2%
Acuity Brands, Inc.	23,626	6,901,863
AMETEK, Inc.(b)	84,376	15,209,618
Eaton Corp. PLC	305,321	101,326,880
Emerson Electric Co.	299,279	37,089,647
GE Vernova, Inc.	213,030	70,071,958
Generac Holdings, Inc.(a)	28,621	4,437,686
Security	Shares	Value
Electrical Equipment (continued)
Hubbell, Inc.	41,287	$ 17,294,711
nVent Electric PLC	129,094	8,799,047
		261,131,410
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	930,093	64,594,959
Belden, Inc.	30,944	3,484,604
Cognex Corp.(b)	52,497	1,882,543
Coherent Corp.(a)	119,380	11,308,867
Crane NXT Co.	15,234	886,924
Fabrinet(a)	28,016	6,160,158
Novanta, Inc.(a)	17,721	2,707,237
Trimble, Inc.(a)	82,983	5,863,579
Vontier Corp.(b)	51,511	1,878,606
Zebra Technologies Corp., Class A(a)	17,870	6,901,751
		105,669,228
Energy Equipment & Services — 0.0%
ChampionX Corp.	62,603	1,702,176
Valaris Ltd.(a)(b)	47,519	2,102,240
Weatherford International PLC	27,559	1,974,051
		5,778,467
Entertainment — 1.6%
Electronic Arts, Inc.	74,019	10,828,980
Live Nation Entertainment, Inc.(a)(b)	121,487	15,732,566
Netflix, Inc.(a)	330,502	294,583,043
TKO Group Holdings, Inc., Class A(a)	51,250	7,283,137
Warner Music Group Corp., Class A	53,735	1,665,785
		330,093,511
Financial Services — 6.2%
Apollo Global Management, Inc.	346,249	57,186,485
Berkshire Hathaway, Inc., Class B(a)	694,498	314,802,053
Corpay, Inc.(a)	54,176	18,334,242
Equitable Holdings, Inc.	49,865	2,352,132
Euronet Worldwide, Inc.(a)	18,810	1,934,420
Fiserv, Inc.(a)	440,585	90,504,971
Jack Henry & Associates, Inc.	22,399	3,926,545
Mastercard, Inc., Class A	632,851	333,240,351
MGIC Investment Corp.	97,725	2,317,060
PayPal Holdings, Inc.(a)(b)	519,543	44,342,995
Shift4 Payments, Inc., Class A(a)	54,149	5,619,583
Visa, Inc., Class A	1,335,505	422,073,000
Voya Financial, Inc.	41,585	2,862,296
WEX, Inc.(a)	21,942	3,846,871
		1,303,343,004
Food Products — 0.0%
Ingredion, Inc.	22,265	3,062,774
Lancaster Colony Corp.	6,894	1,193,627
Pilgrim’s Pride Corp.(a)	32,020	1,453,388
Post Holdings, Inc.(a)	21,555	2,467,185
		8,176,974
Ground Transportation — 0.7%
CSX Corp.	686,887	22,165,843
Old Dominion Freight Line, Inc.	66,045	11,650,338
Ryder System, Inc.	18,021	2,826,774
Saia, Inc.(a)(b)	20,522	9,352,491
Uber Technologies, Inc.(a)	1,628,211	98,213,688
XPO, Inc.(a)(b)	44,390	5,821,749
		150,030,883
Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp.(a)	1,139,236	101,756,559

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Dexcom, Inc.(a)	129,979	$ 10,108,467
Globus Medical, Inc., Class A(a)	87,727	7,255,900
Haemonetics Corp.(a)	22,633	1,767,185
Insulet Corp.(a)	54,113	14,127,281
Intuitive Surgical, Inc.(a)	275,041	143,560,400
Lantheus Holdings, Inc.(a)	53,751	4,808,564
LivaNova PLC(a)(b)	17,173	795,282
Masimo Corp.(a)	34,339	5,676,237
Penumbra, Inc.(a)	19,358	4,597,138
ResMed, Inc.	113,170	25,880,847
Stryker Corp.	140,977	50,758,769
		371,092,629
Health Care Providers & Services — 0.3%
Chemed Corp.	5,140	2,723,172
DaVita, Inc.(a)	35,025	5,237,989
Encompass Health Corp.	55,285	5,105,570
Ensign Group, Inc. (The)	43,784	5,817,142
HCA Healthcare, Inc.	83,271	24,993,790
HealthEquity, Inc.(a)(b)	67,393	6,466,358
Tenet Healthcare Corp.(a)	44,990	5,679,088
		56,023,109
Health Care REITs — 0.2%
Omega Healthcare Investors, Inc.	84,750	3,207,787
Welltower, Inc.	246,452	31,060,346
		34,268,133
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)	98,740	5,271,729
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	344,609	6,037,550
Park Hotels & Resorts, Inc.	85,345	1,200,804
		7,238,354
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(a)	334,062	43,899,087
Booking Holdings, Inc.	25,574	127,062,373
Boyd Gaming Corp.	32,368	2,347,975
Carnival Corp.(a)	803,141	20,014,274
Chipotle Mexican Grill, Inc.(a)	1,052,040	63,438,012
Choice Hotels International, Inc.(b)	16,286	2,312,286
Churchill Downs, Inc.	56,840	7,590,413
Darden Restaurants, Inc.	40,104	7,487,016
Domino’s Pizza, Inc.	11,115	4,665,632
Expedia Group, Inc.(a)	95,091	17,718,306
Hilton Grand Vacations, Inc.(a)	46,568	1,813,824
Hilton Worldwide Holdings, Inc.	188,136	46,499,694
Hyatt Hotels Corp., Class A	32,735	5,138,740
Las Vegas Sands Corp.	268,589	13,794,731
Light & Wonder, Inc., Class A(a)	68,928	5,954,001
Marriott International, Inc., Class A	178,067	49,670,009
Norwegian Cruise Line Holdings Ltd.(a)	359,405	9,247,491
Planet Fitness, Inc., Class A(a)	65,036	6,430,109
Royal Caribbean Cruises Ltd.	191,480	44,172,521
Texas Roadhouse, Inc.	51,511	9,294,130
Travel + Leisure Co.	53,628	2,705,533
Vail Resorts, Inc.	15,465	2,898,914
Wendy’s Co. (The)	63,724	1,038,701
Wingstop, Inc.	22,529	6,402,742
Wyndham Hotels & Resorts, Inc.	60,111	6,058,588
Wynn Resorts Ltd.	71,718	6,179,223
Yum! Brands, Inc.	88,040	11,811,446
		525,645,771
Security	Shares	Value
Household Durables — 0.4%
Garmin Ltd.	118,673	$ 24,477,493
KB Home	29,618	1,946,495
NVR, Inc.(a)	1,465	11,982,089
PulteGroup, Inc.	158,938	17,308,348
Tempur Sealy International, Inc.	80,592	4,568,761
Toll Brothers, Inc.	78,897	9,937,077
TopBuild Corp.(a)(b)	22,710	7,070,531
		77,290,794
Household Products — 0.1%
Colgate-Palmolive Co.	277,375	25,216,161
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.(b)	19,989	1,353,655
Vistra Corp.	263,205	36,288,073
		37,641,728
Industrial REITs — 0.0%
EastGroup Properties, Inc.	18,267	2,931,671
First Industrial Realty Trust, Inc.	52,573	2,635,484
		5,567,155
Insurance — 1.6%
American Financial Group, Inc.	25,097	3,436,532
Aon PLC, Class A	85,224	30,609,052
Arch Capital Group Ltd.	291,082	26,881,423
Arthur J. Gallagher & Co.	86,888	24,663,159
Brown & Brown, Inc.	182,770	18,646,195
Cincinnati Financial Corp.	63,830	9,172,371
Erie Indemnity Co., Class A, NVS	19,131	7,886,372
Hartford Financial Services Group, Inc. (The)	124,414	13,610,892
Kinsale Capital Group, Inc.	17,082	7,945,351
Marsh & McLennan Cos., Inc.	168,177	35,722,477
Primerica, Inc.	26,444	7,177,430
Progressive Corp. (The)	452,471	108,416,576
RenaissanceRe Holdings Ltd.	40,240	10,012,114
RLI Corp.	30,981	5,106,598
Ryan Specialty Holdings, Inc., Class A	82,307	5,280,817
W R Berkley Corp.	127,796	7,478,622
Willis Towers Watson PLC	37,432	11,725,200
		333,771,181
Interactive Media & Services — 12.0%
Alphabet, Inc., Class A	4,521,249	855,872,436
Alphabet, Inc., Class C, NVS	3,675,869	700,032,492
Meta Platforms, Inc., Class A	1,685,472	986,860,711
		2,542,765,639
IT Services — 1.0%
Gartner, Inc.(a)	59,749	28,946,598
GoDaddy, Inc., Class A(a)	108,765	21,466,948
International Business Machines Corp.	715,061	157,191,860
Kyndryl Holdings, Inc.(a)	101,104	3,498,198
		211,103,604
Leisure Products — 0.0%
YETI Holdings, Inc.(a)(b)	27,267	1,050,052
Life Sciences Tools & Services — 0.2%
Bruker Corp.	39,955	2,342,162
Illumina, Inc.(a)	63,669	8,508,088
Medpace Holdings, Inc.(a)	19,605	6,513,369
Mettler-Toledo International, Inc.(a)	6,769	8,283,090
Repligen Corp.(a)	17,121	2,464,397
Sotera Health Co.(a)(b)	56,442	772,127
Waters Corp.(a)	21,083	7,821,371
		36,704,604

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 2.1%
Caterpillar, Inc.	373,210	$ 135,385,660
Chart Industries, Inc.(a)(b)	32,572	6,216,040
Crane Co.	20,289	3,078,856
Cummins, Inc.	105,939	36,930,335
Deere & Co.	86,811	36,781,821
Donaldson Co., Inc.	52,977	3,568,001
Dover Corp.	47,014	8,819,826
Esab Corp.	44,447	5,330,973
Flowserve Corp.	71,583	4,117,454
Graco, Inc.	62,180	5,241,152
Illinois Tool Works, Inc.	85,112	21,580,999
Ingersoll Rand, Inc.	311,126	28,144,458
ITT, Inc.	45,694	6,528,759
Lincoln Electric Holdings, Inc.	25,028	4,691,999
Mueller Industries, Inc.	88,022	6,985,426
PACCAR, Inc.	224,133	23,314,315
Parker-Hannifin Corp.	99,509	63,290,709
Pentair PLC	84,166	8,470,466
RBC Bearings, Inc.(a)(b)	23,888	7,145,856
Toro Co. (The)	33,471	2,681,027
Watts Water Technologies, Inc., Class A	10,932	2,222,476
Westinghouse Air Brake Technologies Corp.	132,750	25,168,073
		445,694,681
Marine Transportation — 0.0%
Kirby Corp.(a)	43,784	4,632,347
Media — 0.0%
New York Times Co. (The), Class A	67,652	3,521,287
Metals & Mining — 0.1%
Carpenter Technology Corp.	38,465	6,527,895
Royal Gold, Inc.	23,554	3,105,595
		9,633,490
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	181,499	15,334,851
Office REITs — 0.0%
COPT Defense Properties	44,672	1,382,598
Vornado Realty Trust	93,535	3,932,212
		5,314,810
Oil, Gas & Consumable Fuels — 0.8%
Antero Midstream Corp.	141,705	2,138,329
CNX Resources Corp.(a)(b)	117,603	4,312,502
DT Midstream, Inc.	74,267	7,384,368
Hess Corp.	212,982	28,328,736
Matador Resources Co.	59,663	3,356,640
ONEOK, Inc.	253,446	25,445,978
Permian Resources Corp., Class A	499,644	7,184,881
Range Resources Corp.	88,795	3,194,844
Targa Resources Corp.	169,086	30,181,851
Texas Pacific Land Corp.(b)	14,494	16,029,784
Viper Energy, Inc., Class A	77,731	3,814,260
Williams Cos., Inc. (The)	489,574	26,495,745
		157,867,918
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	48,019	4,972,367
Passenger Airlines — 0.3%
American Airlines Group, Inc.(a)	508,242	8,858,658
Delta Air Lines, Inc.	498,930	30,185,265
United Airlines Holdings, Inc.(a)(b)	254,706	24,731,953
		63,775,876
Security	Shares	Value
Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	45,429	$ 3,422,621
elf Beauty, Inc.(a)	43,501	5,461,550
		8,884,171
Pharmaceuticals — 2.2%
Eli Lilly & Co.	609,186	470,291,592
Professional Services — 0.7%
Automatic Data Processing, Inc.	179,452	52,530,984
Broadridge Financial Solutions, Inc.	41,684	9,424,336
CACI International, Inc., Class A(a)	10,430	4,214,346
Dayforce, Inc.(a)(b)	121,902	8,854,961
ExlService Holdings, Inc.(a)	121,790	5,405,040
Exponent, Inc.	21,851	1,946,924
Genpact Ltd.	66,456	2,854,285
KBR, Inc.	44,040	2,551,237
Leidos Holdings, Inc.	53,796	7,749,852
Parsons Corp.(a)(b)	36,042	3,324,874
Paychex, Inc.	115,767	16,232,849
Paycom Software, Inc.	37,466	7,679,406
Paylocity Holding Corp.(a)	33,544	6,691,022
Verisk Analytics, Inc.	48,161	13,264,984
		142,725,100
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)(b)	232,196	30,485,013
Jones Lang LaSalle, Inc.(a)	19,432	4,919,016
		35,404,029
Residential REITs — 0.2%
American Homes 4 Rent, Class A	96,704	3,618,664
AvalonBay Communities, Inc.	47,872	10,530,404
Camden Property Trust	41,730	4,842,349
Equity LifeStyle Properties, Inc.	75,031	4,997,065
Essex Property Trust, Inc.	23,675	6,757,792
Independence Realty Trust, Inc.	101,142	2,006,657
Mid-America Apartment Communities, Inc.	36,754	5,681,066
UDR, Inc.	103,672	4,500,401
		42,934,398
Retail REITs — 0.2%
Agree Realty Corp.	31,065	2,188,529
Brixmor Property Group, Inc.	132,480	3,688,243
Kite Realty Group Trust	71,911	1,815,034
Simon Property Group, Inc.	237,286	40,863,022
		48,554,828
Semiconductors & Semiconductor Equipment — 16.9%
Allegro MicroSystems, Inc.(a)(b)	34,883	762,542
Applied Materials, Inc.	267,660	43,529,546
Broadcom, Inc.	3,611,082	837,193,251
Cirrus Logic, Inc.(a)(b)	25,898	2,578,923
First Solar, Inc.(a)	43,777	7,715,258
KLA Corp.	103,384	65,144,326
Lattice Semiconductor Corp.(a)(b)	51,995	2,945,517
MACOM Technology Solutions Holdings, Inc.(a)	44,530	5,784,892
MKS Instruments, Inc.	21,409	2,234,885
Monolithic Power Systems, Inc.	37,672	22,290,522
NVIDIA Corp.	18,964,431	2,546,733,439
NXP Semiconductors NV(b)	79,036	16,427,633
Onto Innovation, Inc.(a)	21,362	3,560,405
Power Integrations, Inc.	14,545	897,426
Rambus, Inc.(a)	82,224	4,346,361
Silicon Laboratories, Inc.(a)(b)	11,531	1,432,381
Universal Display Corp.	15,624	2,284,229
		3,565,861,536

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 12.7%
Adobe, Inc.(a)	142,925	$ 63,555,889
Altair Engineering, Inc., Class A(a)(b)	29,461	3,214,490
ANSYS, Inc.(a)	29,832	10,063,229
Appfolio, Inc., Class A(a)	17,747	4,378,540
Aspen Technology, Inc.(a)	20,695	5,166,093
Autodesk, Inc.(a)	165,922	49,041,566
Blackbaud, Inc.(a)	15,419	1,139,772
Cadence Design Systems, Inc.(a)	116,576	35,026,425
Commvault Systems, Inc.(a)	33,399	5,040,243
Crowdstrike Holdings, Inc., Class A(a)	179,997	61,587,774
DocuSign, Inc.(a)	156,525	14,077,858
Dropbox, Inc., Class A(a)	106,599	3,202,234
Dynatrace, Inc.(a)	230,998	12,554,741
Fair Isaac Corp.(a)(b)	18,814	37,457,357
Fortinet, Inc.(a)	491,581	46,444,573
Gen Digital, Inc.	243,727	6,673,245
Intuit, Inc.	216,756	136,231,146
Manhattan Associates, Inc.(a)	46,950	12,687,768
Microsoft Corp.	2,989,185	1,259,941,477
Oracle Corp.	1,243,025	207,137,686
Palantir Technologies, Inc., Class A(a)	1,584,835	119,861,071
Palo Alto Networks, Inc.(a)(b)	505,702	92,017,536
PTC, Inc.(a)(b)	44,251	8,136,431
Qualys, Inc.(a)	16,121	2,260,487
Salesforce, Inc.	739,228	247,146,097
ServiceNow, Inc.(a)	159,256	168,830,471
Synopsys, Inc.(a)	61,718	29,955,448
Teradata Corp.(a)	27,169	846,314
Tyler Technologies, Inc.(a)	33,126	19,101,777
Workday, Inc., Class A(a)(b)	77,260	19,935,398
		2,682,713,136
Specialized REITs — 0.6%
CubeSmart	95,919	4,110,129
Equinix, Inc.	35,112	33,106,754
Extra Space Storage, Inc.	73,271	10,961,342
Gaming & Leisure Properties, Inc.	96,642	4,654,279
Iron Mountain, Inc.	226,821	23,841,155
Lamar Advertising Co., Class A	43,151	5,253,203
National Storage Affiliates Trust	53,185	2,016,243
Public Storage	121,443	36,364,892
		120,307,997
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A(a)	39,590	5,917,517
AutoZone, Inc.(a)	13,047	41,776,494
Burlington Stores, Inc.(a)(b)	48,680	13,876,721
Chewy, Inc., Class A(a)(b)	127,416	4,267,162
Dick’s Sporting Goods, Inc.	26,940	6,164,950
Floor & Decor Holdings, Inc., Class A(a)(b)	46,569	4,642,929
GameStop Corp., Class A(a)	138,130	4,328,994
Home Depot, Inc. (The)	337,877	131,430,774
Murphy U.S.A., Inc.	14,417	7,233,730
O’Reilly Automotive, Inc.(a)	44,560	52,839,248
RH(a)(b)	5,808	2,285,971
TJX Cos., Inc. (The)	514,103	62,108,783
Tractor Supply Co.	186,456	9,893,355
Valvoline, Inc.(a)(b)	102,820	3,720,028
Williams-Sonoma, Inc.	97,703	18,092,642
		368,579,298
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	5,375,734	$ 1,346,191,308
Dell Technologies, Inc., Class C	111,778	12,881,297
NetApp, Inc.	74,108	8,602,457
Pure Storage, Inc., Class A(a)	240,818	14,793,450
Super Micro Computer, Inc.(a)(b)	389,013	11,857,116
		1,394,325,628
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(a)(b)	45,269	4,958,314
Deckers Outdoor Corp.(a)	117,253	23,812,912
Lululemon Athletica, Inc.(a)	40,117	15,341,142
Ralph Lauren Corp., Class A	31,173	7,200,339
Tapestry, Inc.	180,639	11,801,146
		63,113,853
Tobacco — 0.5%
Altria Group, Inc.	602,862	31,523,654
Philip Morris International, Inc.	649,434	78,159,382
		109,683,036
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	30,045	7,194,876
Core & Main, Inc., Class A(a)	91,297	4,647,930
Fastenal Co.	250,098	17,984,547
GATX Corp.	17,450	2,704,052
United Rentals, Inc.	50,871	35,835,567
Watsco, Inc.	16,670	7,899,747
WW Grainger, Inc.	34,115	35,958,916
		112,225,635
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	199,775	44,096,336
Total Long-Term Investments — 99.9% (Cost: $14,148,495,588)		21,135,129,696
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	216,628,877	216,737,192
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	22,242,736	22,242,736
Total Short-Term Securities — 1.1% (Cost: $238,954,238)		238,979,928
Total Investments — 101.0% (Cost: $14,387,449,826)		21,374,109,624
Liabilities in Excess of Other Assets — (1.0)%		(209,364,353)
Net Assets — 100.0%		$ 21,164,745,271
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 97,971,347	$ 118,778,300(a)	$ —	$ 15,059	$ (27,514)	$ 216,737,192	216,628,877	$ 191,603(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,101,428	4,141,308(a)	—	—	—	22,242,736	22,242,736	910,337	—
				$ 15,059	$ (27,514)	$ 238,979,928		$ 1,101,940	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	17	03/21/25	$ 4,022	$ (99,420)
NASDAQ 100 E-Mini Index	41	03/21/25	17,406	(482,006)
S&P 500 E-Mini Index	22	03/21/25	6,529	(133,696)
				$ (715,122)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 21,135,129,696	$ —	$ —	$ 21,135,129,696
Short-Term Securities
Money Market Funds	238,979,928	—	—	238,979,928
	$ 21,374,109,624	$ —	$ —	$ 21,374,109,624
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (715,122)	$ —	$ —	$ (715,122)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust